Acquisitions of business operations - Fusion Pharmaceuticals Inc. (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 04, 2024	Dec. 31, 2024	Dec. 31, 2024
FPI-2059
Disclosure of detailed information about business combination [line items]
Impairment charges		$ 165	$ 165
Fusion
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 1,326
Cash and cash equivalents	30
Current investments	87
Net deferred tax liability	(246)
Other immaterial net balances	51
Total net assets acquired	1,248
Goodwill	947
Consideration	2,195
Cash transferred	2,027
Contingent consideration	$ 144
Percentage of ownership interests held in acquiree immediately prior to business combination	1.00%
Fair value of ownership interests in acquiree immediately prior to business combination	$ 24
Proceeds from disposal of ownership interests held in acquiree immediately prior to business combination	24
Fusion | FPI-2265
Disclosure of detailed information about business combination [line items]
Intangible assets	848
Fusion | FPI-2059
Disclosure of detailed information about business combination [line items]
Intangible assets	165
Fusion | AZD2068
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 313